UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Emerging Growth Advisors, Inc.
Address:	World Trade Center Baltimore
		401 E. Pratt St., Suite 211
		Baltimore, MD 21202-3041

13F File Number: 28-6448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Peter S. Welles
Title:	President
Phone:	410-332-1021
Signature, Place, and Date of Signing:

Peter S. Welles	Baltimore, MD		February 7,2000


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		63

Form 13F Information Table Value Total:		$300,909



List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



       Column 1          Column 2    Column 3  Column 4 Column 5          Column 6   Column 7 Column8

                                                 VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE  SHARED  NONE

AES Corp               Common        00130H105     4,141   55,400sh         sole                55,400
Adaptec, Inc.          Common        00651F108     3,506   70,300sh         sole                70,300
Advantage Learning SystCommon        00757K100     2,685  240,000sh         sole               240,000
Amer Eagle Outfitters  Common        02553E106     1,269   28,200sh         sole                28,200
ATMI, Inc.             Common        00207R101     6,761  204,500sh         sole               204,500
Aspect Telecomm        Common        045237104    10,172  260,000sh         sole               260,000
Atmel Corp.            Common        049513104     1,496   50,600sh         sole                50,600
Atrix Laboratories, IncCommon        04962L101       259   50,000sh         sole                50,000
AXENT Technologies, IncCommon        05459C108     3,150  156,300sh         sole               156,300
Bio-Plexus Inc.        Common        09057C106       408  102,000sh         sole               102,000
Brunswick Technologies Common       1173941063       891  250,000sh         sole               250,000
Capital One Financial  Common        14040H105     1,441   29,900sh         sole                29,900
Carnival Corp.         Class A       143658102     2,869   60,000sh         sole                60,000
Checkpoint Sys Inc.    Common        162825103     2,761  271,000sh         sole               271,000
Comverse Technology    Common        205862402    17,196  118,800sh         sole               118,800
Dallas Semiconductor CoCommon        235204104     8,055  125,000sh         sole               125,000
Documentum, Inc.       Common        256159104     9,879  165,000sh         sole               165,000
Dollar Tree Stores Inc.Common        256747106     2,180   45,000sh         sole                45,000
Dura Pharmaceuticals   Common        26632S109       530   38,000sh         sole                38,000
E M C Corp Mass        Common        268648102    10,925  100,000sh         sole               100,000
Eateries Inc.          Common        277851101       287  100,000sh         sole               100,000
Elan PLC               ADR           284131208     1,770   60,000sh         sole                60,000
Electronic Arts Com.   Common        285512109     1,546   18,400sh         sole                18,400
Epicor Software Corp.  Common        29426L108     1,206  238,200sh         sole               238,200
GenRad, Inc.           Common        372447102     3,230  200,300sh         sole               200,300
Gillette Co.           Common        375766102        58    1,400sh         sole                 1,400
Health Mgmt Assoc Inc NClass A       421933102     1,739  130,000sh         sole               130,000
Honeywell Intl. Inc.   Common        438516106        58    1,000sh         sole                 1,000
JDS Uniphase Corp.     Common        46612J101    49,055  304,100sh         sole               304,100
JPM Company            Common       4659331098     1,536  195,000sh         sole               195,000
Kensey Nash Corp.      Common        490057106     1,188   10,000sh         sole                10,000
Legato Systems         Common        524651106    31,654  460,000sh         sole               460,000
Lifeline Systems, Inc. Common        532192101       375   25,000sh         sole                25,000
Lo Jack Corp.          Common        539451104     2,835  420,000sh         sole               420,000
Mansur Industries      Common        564491108       512  100,000sh         sole               100,000
Mapics, Inc            Common        564910107       821   65,000sh         sole                65,000
Mexican Resturants     Common        59283R104       291   75,000sh         sole                75,000
Molecular Devices Corp Common        60851C107    13,593  261,400sh         sole               261,400
National Semiconductor Common        637640103     1,087   25,400sh         sole                25,400
Navidec Inc.           Common        63934Q101     1,110   92,500sh         sole                92,500
Network Appliances Inc Common        64120l104    19,104  230,000sh         sole               230,000
Nextel Comm Inc.       Class A       65332V103     9,281   90,000sh         sole                90,000
Novellus Systems Inc.  Common        670008101       772    6,300sh         sole                 6,300
P- Com Inc.            Common        693262107     1,327  150,000sh         sole               150,000
Pinnacle Systems Inc.  Common        723481107     6,376  156,700sh         sole               156,700
Planar Systems         Common        726900103     1,987  300,000sh         sole               300,000
Project Software       Common        74339P101    19,980  360,000sh         sole               360,000
Prosoft I-Net SolutionsCommon        743477101     1,556  150,000sh         sole               150,000
Proxim, Inc.           Common        744284100     9,900   90,000sh         sole                90,000
R.G. Barry Corp.       Common        068798107       350   87,500sh         sole                87,500
Safeskin Corp.         Common        786454108     1,152   95,000sh         sole                95,000
Sawtek Inc.            Common        805468105     9,984  150,000sh         sole               150,000
Summit Design, Inc.    Common        86605U101       787  225,000sh         sole               225,000
SymmetriCom, Inc.      Common        871543104     1,434  144,300sh         sole               144,300
TJX Cos Inc new        Common        872540109     2,044  100,000sh         sole               100,000
Tandy Corp.            Common        875382103     1,709   34,750sh         sole                34,750
Tower Automotive Inc.  Common        891707101     1,081   70,000sh         sole                70,000
Transcrypt Intl Inc.   Common        89363A101     1,133  377,700sh         sole               377,700
UroCor, Inc.           Common        91727P105       618  147,500sh         sole               147,500
Visio Corporation      Common        927914101     4,275   90,000sh         sole                90,000
Web Street Inc.        Common        947336103       371   30,000sh         sole                30,000
Westaff, Inc.          Common        957070105       495   60,000sh         sole                60,000
Zitel Corp.            Common        989913108       668  274,000sh         sole               274,000



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